EQUITY - Equity Incentive Plans, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 12, 2025	Dec. 31, 2023	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental equity-based compensation expense from plan modification	$ 0.0	$ 1.6	$ 0.7	$ 5.2
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)								52,346,283
Number of shares issued gross of forfeiture (in shares)	52,291,738		52,291,738		48,861,380		32,645,381
Incremental equity-based compensation expense from plan modification					$ 6.8
Award modification, options granted, exercise price reduction, shares (in shares)					6,308,708
Options exercisable, weighted average exercise price (in usd per share)					$ 4.82		$ 6.69
Award modification, reduction of exercise price for options granted, incremental compensation expense					$ 3.3
2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)					4,635,234
Number of shares issued gross of forfeiture (in shares)	3,212,647		3,212,647		2,866,299
2025 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)						22,985,926